Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 42,569	$ 36,675	$ 1,358,622
Prepaid expenses	79,076	137,073	183,695
Total current assets	121,645	173,748	1,542,317
Investments held in Trust Account	47,766,049	47,264,548	200,005,484
Total Assets	47,887,694	47,438,296	201,547,801
Current liabilities:
Accounts payable	2,884,214	2,969,033	130,384
Accrued expenses	7,457,482	6,768,920	1,063,040
Promissory note – related party	1,162,002	600,000
Total current liabilities	11,503,698	10,337,953	1,193,424
Derivative liabilities	521,886	331,777
Deferred underwriting fee payable	7,000,000	7,000,000	7,000,000
Total Liabilities	19,025,584	17,669,730	8,193,424
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 4,642,030 shares issued and outstanding at redemption value of approximately $10.27 and $10.16 per share as of March 31, 2023 and December 31, 2022, respectively	47,666,049	47,164,548	200,000,000
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding as of March 31, 2023 and December 31, 2022
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 655,000 shares issued and outstanding (excluding 4,642,030 shares subject to possible redemption) as of March 31, 2023 and December 31, 2022	66	66	66
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 6,666,667 shares issued and outstanding as of March 31, 2023 and December 31, 2022	667	667	667
Additional paid-in capital
Accumulated deficit	(18,804,672)	(17,396,715)	(6,646,356)
Total shareholders’ deficit	(18,803,939)	(17,395,982)	(6,645,623)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 47,887,694	$ 47,438,296	$ 201,547,801